Stock-Based Compensation and Employee Benefits - Restricted Stock - Additional Information (Detail)		12 Months Ended
	Jul. 20, 2016 USD ($) Item $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Jan. 02, 2016 USD ($) $ / shares	Jan. 03, 2015 USD ($) $ / shares	Jul. 02, 2016 $ / shares	Dec. 28, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclassification of restricted stock from liabilities to equity	$ 35,312,000	$ 35,312,000	$ 2,096,000	$ 403,000
Redemption of stock		$ 1,940,000	963,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awardees | Item	24
Other Accrued Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability to holders of grants			$ 17,393,000
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value, per share | $ / shares	$ 23.53		$ 10.24	$ 1.52	$ 17.65	$ 1.01
Call right expiration, percentage of stock offered in public offering	25.00%
Compensation expense	$ 6,477,000
Unvested restricted stock awards, number of shares expected to vest | shares		534,966
Unrecognized compensation expense		$ 6,040,000
Weighted average period for recognition of unrecognized compensation		1 year 4 months 21 days
Redemption of stock		$ 1,577,000	$ 963,000
Liability to holders of grants		0
Restricted Shares [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 27,704,000	$ 17,198,000	$ 2,744,000
Restricted Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Restricted Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value, per share | $ / shares		$ 26.24
Compensation expense		$ 849,000
Unrecognized compensation expense		$ 1,992,000
Weighted average period for recognition of unrecognized compensation		1 year 2 months 12 days
Redemption of stock				$ 449,000